ENVIRONMENTAL REHABILITATION OBLIGATION FUNDS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 3,998.7	R 3,492.4	R 3,100.5
Contributions made	12.9	63.0	114.5
Payments received	(151.9)
Interest income	265.5	223.5	230.4
Environmental rehabilitation obligation funds on acquisition of subsidiaries	443.2	244.7	0.5
Balance at end of the year	4,602.2	3,998.7	3,492.4
Restricted cash portion	610.0	633.9	483.8
Funds	3,992.2	3,364.8	3,008.6
Environment rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value adjustment	R 33.8	R (24.9)	R 46.5